Interests in other entities (Tables)	12 Months Ended
Mar. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of Interests in Joint Ventures

(EUR thousand)	As of March 31
	2024	2023	2022
Aggregate carrying amount of individually immaterial joint ventures and associates	150	230	2,650
Aggregate amount of the Group's share of:
Loss from continuing operations	(63)	(111)	(720)
Other comprehensive loss	(17)	—	—
Total comprehensive loss	(80)	(111)	(720)

Disclosure of Interests in Associates

(EUR thousand)	As of March 31
	2024	2023	2022
Aggregate carrying amount of individually immaterial joint ventures and associates	150	230	2,650
Aggregate amount of the Group's share of:
Loss from continuing operations	(63)	(111)	(720)
Other comprehensive loss	(17)	—	—
Total comprehensive loss	(80)	(111)	(720)

Disclosure of Other Investments

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Opening balance as of April 1	7,051	3,881	753
Additions	490	2,000	3,878
Fair value adjustment	(2,546)	1,343	150
Derecognition due to step acquisition	—	—	(900)
Reclassification to joint ventures and associates	—	(173)	—
Closing balance as of March 31	4,995	7,051	3,881